REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenues by Category	The following table represents our revenues disaggregated by category:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Tool Rental Services	$119,239	$99,018
Product Sales	32,795	30,538

Total Revenue	$152,034	$129,556